Label	Element	Value
METROPOLITAN WEST UNCONSTRAINED BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Metropolitan West Unconstrained Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Unconstrained Bond Fund seeks to provide investors with positive long-term returns irrespective of general securities market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 223% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	223.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle, i.e., a period of time generally understood to be contained between two consecutive periods of heightened default activity within the global fixed income markets. Total return includes income and capital gains.
The use of the term “unconstrained” in the Fund’s name means that it is not limited by the types of investments in a particular securities index. The Fund is not managed to be compared to any such index. The Fund also is unconstrained in the sense that it is not limited to any single type of investment strategy.
The portfolio management team evaluates each investment idea based on the team’s view of, among other factors, its potential return, its risk level and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser allocates the Fund’s assets in response to, among other considerations, changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of capital to sectors and securities within each sector in the Fund is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively.
The Adviser seeks to actively manage the Fund’s risks on an on-going basis to mitigate the risks of excessive losses by the portfolio overall. In managing portfolio risk, the Adviser takes into consideration its view of the following factors, among others: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current monetary and fiscal policy.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”), subject to investing no more than 50% of its total assets (measured at the time of investment) in securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. Under normal circumstances, the average portfolio duration of the fixed-income portion of the Fund’s portfolio will vary from negative three (-3) years to positive eight (8) years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. As a separate measure, there is no limit on the weighted average maturity of the Fund’s portfolio.
The Fund may invest in foreign securities, and up to 50% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries. The Fund considers emerging market countries to include all of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM), the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. Instruments considered to be economically tied to emerging market countries are (i) those that are principally traded in an emerging market country, or (ii) those that are issued by: (a) an issuer organized under the laws of or maintaining a principal place of business in an emerging market country, (b) an issuer that derives or is expected to derive 50% or more of its total revenues, earnings or profits from business activity in an emerging market country, or that maintains or is expected to maintain 50% or more of its employees, assets, investments or operations in an emerging market country, or (c) a governmental or quasi-governmental entity of an emerging market country. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limit on investments in securities rated below investment grade.
The Fund normally limits its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 40% of its total assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances.
The Fund may sell securities and other instruments short provided that not more than 25% of its net assets is held as collateral for those transactions. Derivatives are used in an effort to hedge investments, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are currency and other futures, forward contracts, options, and swap agreements (typically interest rate swaps, index-linked swaps, total return swaps and credit default swaps). The Fund may invest up to 10% of its total assets in preferred stock and up to 5% in common stock of domestic and foreign companies. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception date of Class M shares and Class I shares of the Fund is October 1, 2011. The inception date for the Plan Class shares is March 6, 2020. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 241-4671
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tcw.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Unconstrained Bond Fund – Class M Shares Annual Total Returns for Year Ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-Date Total Return of Class M Shares as of June 30, 2023: 3.02%

Highest:	6.35%	(quarter ended June 30, 2020)
Lowest:	-5.99%	(quarter ended March 31, 2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective as of the date of this Prospectus, the Fund’s primary benchmark changed from the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Average Index2 to the Bloomberg U.S. Treasury Bill 1-3 Month Index. The Adviser believes that the new primary benchmark more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative information.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class M Shares. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class M Shares. After-tax returns for other classes will vary. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You can lose money by investing in the Fund.
METROPOLITAN WEST UNCONSTRAINED BOND FUND | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
METROPOLITAN WEST UNCONSTRAINED BOND FUND | Debt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Mortgage Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Mortgage-Backed Securities Risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Asset Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Asset-Backed Securities Risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Below Investment Grade Mortgage Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Below Investment Grade Mortgage-Backed Securities Risk: the Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Historically, the markets for such below investment grade securities, and for below investment grade asset-backed securities in general, have been characterized at times by less liquidity than the market for analogous investment grade securities, particularly during the financial crisis of 2007 and 2008.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Junk Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Distressed and Defaulted Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Unrated Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Equity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Equity Risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Futures Contracts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Securities Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or those included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Price Volatility Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Frequent Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Frequent Trading Risk: the risk that frequent trading may lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Foreign Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Foreign Investing Risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Rus- sia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Foreign Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Foreign Currency Risk: the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Swap Agreements Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Portfolio Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results. Also, because the Fund may use multiple investment strategies, it may use a strategy that produces a less favorable result than would have been produced by another strategy.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Prepayment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Extension Risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | Counterparty Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | U S Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result, investments in securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.

METROPOLITAN WEST UNCONSTRAINED BOND FUND | M Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	0.09%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	$ 1,283
2013	rr_AnnualReturn2013	2.88%
2014	rr_AnnualReturn2014	3.36%
2015	rr_AnnualReturn2015	(0.03%)
2016	rr_AnnualReturn2016	3.50%
2017	rr_AnnualReturn2017	3.66%
2018	rr_AnnualReturn2018	0.67%
2019	rr_AnnualReturn2019	6.17%
2020	rr_AnnualReturn2020	4.51%
2021	rr_AnnualReturn2021	0.77%
2022	rr_AnnualReturn2022	(8.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return of Class M Shares as of June 30, 2023:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.99%)
1 Year	rr_AverageAnnualReturnYear01	(8.42%)
5 Years	rr_AverageAnnualReturnYear05	0.61%
10 Years	rr_AverageAnnualReturnYear10	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2011
METROPOLITAN WEST UNCONSTRAINED BOND FUND | I Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	0.06%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	$ 954
1 Year	rr_AverageAnnualReturnYear01	(8.18%)
5 Years	rr_AverageAnnualReturnYear05	0.89%
10 Years	rr_AverageAnnualReturnYear10	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2011
METROPOLITAN WEST UNCONSTRAINED BOND FUND | Plan Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	$ 883
1 Year	rr_AverageAnnualReturnYear01	(8.03%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 06, 2020
METROPOLITAN WEST UNCONSTRAINED BOND FUND | After Taxes on Distributions | M Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.05%)
5 Years	rr_AverageAnnualReturnYear05	(0.84%)
10 Years	rr_AverageAnnualReturnYear10	0.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2011
METROPOLITAN WEST UNCONSTRAINED BOND FUND | After Taxes on Distributions and Sale of Fund Shares | M Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.97%)
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
10 Years	rr_AverageAnnualReturnYear10	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2011
METROPOLITAN WEST UNCONSTRAINED BOND FUND | Bloomberg U.S. Treasury Bill 1-3 Months Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.52%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.22%	[2]
10 Years	rr_AverageAnnualReturnYear10	0.73%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.65%	[2]
METROPOLITAN WEST UNCONSTRAINED BOND FUND | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Average Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	1.04%
Since Inception	rr_AverageAnnualReturnSinceInception	0.97%

[1]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I Class assets serviced by those intermediaries for shareholder services.

[2]
Effective as of the date of this Prospectus, the Fund’s primary benchmark changed from the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Average Index[2] to the Bloomberg U.S. Treasury Bill 1-3 Month Index. The Adviser believes that the new primary benchmark more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative information. The Bloomberg U.S. Treasury Bill 1-3 Month Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month or less than 3 months.